Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries

Our consolidated financial statements include the financial statements of PLDT and the following subsidiaries (collectively, the “PLDT Group”) as at December 31, 2025 and 2024:

			2025		2024
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect
Wireless
Smart:	Philippines	Cellular mobile services	100.0	—	100.0	—
Smart Broadband, Inc., or SBI, and Subsidiary	Philippines	Internet broadband distribution services	—	100.0	—	100.0
Primeworld Digital Systems, Inc., or PDSI	Philippines	Internet broadband distribution services	—	100.0	—	100.0
I-Contacts Corporation(a)	Philippines	Operations support servicing business	—	100.0	—	100.0
Far East Capital Limited, or FECL(a)	Cayman Islands	Cost effective offshore financing and risk management activities for Smart	—	100.0	—	100.0
PH Communications Holdings Corporation(a)	Philippines	Investment company	—	100.0	—	100.0
Connectivity Unlimited Resource Enterprise, Inc.(a)	Philippines	Cellular mobile services	—	100.0	—	100.0
Francom Holdings, Inc.(a)	Philippines	Investment company	—	100.0	—	100.0
Chikka Holdings Limited, or Chikka, and Subsidiaries, or Chikka Group(a)	British Virgin Islands	Content provider, mobile applications development and services	—	100.0	—	100.0
Wifun, Inc.(a)	Philippines	Software developer and selling of WiFi access equipment	—	100.0	—	100.0
PLDT Global, Inc.	Philippines	Cross-border digital platforms and other allied services	100.0	—	100.0	—
ACeS Philippines Cellular Satellite Corporation, or ACeS Philippines(a)	Philippines	Satellite information and messaging services	88.5	11.5	88.5	11.5
Digitel Mobile Philippines, Inc., or DMPI, (a wholly-owned subsidiary of Digitel)	Philippines	Cellular mobile services	—	99.6	—	99.6
Fixed Line
PLDT Clark Telecom, Inc., or ClarkTel	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Subic Telecom, Inc., or SubicTel(a)	Philippines	Telecommunications services	100.0	—	100.0	—
PLDT Global Corporation, or PLDT Global, and Subsidiaries	British Virgin Islands	Telecommunications services	100.0	—	100.0	—
PLDT-Philcom, Inc., or Philcom, and Subsidiaries, or Philcom Group(a)	Philippines	Telecommunications services	100.0	—	100.0	—
Talas Data Intelligence, Inc.(a)	Philippines	Business infrastructure and solutions; intelligent data processing and implementation services and data analytics insight generation	100.0	—	100.0	—
Multisys Technologies Corporation, or Multisys(b)	Philippines	Software development and IT solutions services	—	50.7	—	45.7

(a)
Ceased commercial operations.
(b)
On January 5, 2024, PLDT Global Investments Holdings, Inc., or PGIH, sold 227 common shares of Multisys, thereby decreasing its ownership from 50.72% to 45.73%. On April 2, 2025, PGIH entered into a share purchase agreement to buy 228 common shares thereby increasing its ownership from 45.73% to 50.74%.

			2025		2024
	Place of		Percentage of Ownership
Name of Subsidiary	Incorporation	Principal Business Activity	Direct	Indirect	Direct	Indirect

ePLDT, Inc., or ePLDT:	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	100.0	—	100.0	—
IP Converge Data Services, Inc., or IPCDSI, and Subsidiary, or IPCDSI Group	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100.0
Curo Teknika, Inc., or Curo(a)	Philippines	Managed IT outsourcing	—	100.0	—	100.0
ABM Global Solutions, Inc., or AGS, and Subsidiaries, or AGS Group(a)	Philippines	Internet-based purchasing, IT consulting and professional services	—	100.0	—	100.0
ePDS, Inc., or ePDS(a)	Philippines	Bills printing and other related value-added services, or VAS	—	100.0	—	100.0
netGames, Inc.(a)	Philippines	Gaming support services	—	57.5	—	57.5
MVP Rewards Loyalty Solutions, Inc., or MRSI(a)	Philippines	Full-services customer rewards and loyalty programs	—	100.0	—	100.0
VITRO, Inc., or Vitro	Philippines	Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services	—	100.0	—	100.0
ePLDT Capital Investment Pte. Ltd. or ePLDT Capital	Singapore	Investment holding and acquisition of companies	—	100.0	—	100.0
Digitel	Philippines	Telecommunications services	99.6	—	99.6	—
Digitel Information Technology Services, Inc.(a)	Philippines	Internet services	—	99.6	—	99.6
PLDT-Maratel, Inc., or Maratel(a)	Philippines	Telecommunications services	98.0	—	98.0	—
Bonifacio Communications Corporation, or BCC	Philippines	Telecommunications, infrastructure and related VAS	75.0	—	75.0	—
Pilipinas Global Network Limited, or PGNL, and Subsidiaries	British Virgin Islands	International distributor of Filipino channels and content	64.6	—	64.6	—
Others
PLDT Global Investments Holdings, Inc., or PGIH	Philippines	Investment company	100.0	—	100.0	—
PLDT Digital Investments Pte. Ltd., or PLDT Digital, and Subsidiaries	Singapore	Investment company	100.0	—	100.0	—
PLDT Communications and Energy Ventures, Inc., or PCEV	Philippines	Investment company	—	99.9	—	99.9
(a)
Ceased commercial operations.

Summary of Subscription Agreements

The following summarizes the subscription agreements entered into by PLDT with Kayana:

Date	Number of Shares Acquired
(in millions)
March 24, 2024	754.5
September 27, 2024	85.5
September 30, 2024	46.5
September 1, 2025	594.0
1,480.5

The following summarizes the subscription agreements entered into by PCEV with MIH:

Date	Agreement	Number of Shares	Total Consideration	PCEV's Equity Interest
		(in millions)
March 14, 2018	Acquisition of Ordinary Shares	53.4	465	100.00%
March 14, 2018	Subscription of Ordinary Shares	95.9	3,806	100.00%
December 31, 2020	Conversion of notes to Class A2 preference shares	7.9	544	43.97%
March 12, 2021	Exercise of warrants to subscribe to Class A2 preference shares	6.7	447	41.87%
June 11, 2021	Subscription to Class B convertible preferred shares	15.6	1,218	38.45%
April 7, 2022	Subscription to Class C convertible preferred shares	27.2	3,252	36.82%
December 13, 2023	Subscription to Class C2 convertible preferred shares	12.3	1,563	36.97%
April 5, 2024	Subscription to Class C2 convertible preferred shares	6.7	857	37.66%

Disclosure of Results of Operations on Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions

The results of the operations of the discontinued ePLDT subsidiaries, net of intercompany transactions, for the year ended December 31, 2023 is as follows:

2023
(in million pesos)
Revenues	107
Expenses:
General operating costs	168
Depreciation and amortization	21
Cost of contract-specific services	3
192
Net operating loss	(85)

Other income (expenses):
Foreign exchange gains – net	4
Interest income	1
Financing costs	(2)
Others	41
44
Loss before and after tax from discontinued operations	(41)
Loss per share (Note 8):
Basic/Diluted	(0.19)

The net cash flows generated by (used in) the discontinued ePLDT subsidiaries, net of intercompany transactions, for the year ended December 31, 2023 are as follows:

2023
(in million pesos)
Operating activities	(120)
Investing activities	31
Financing activities	(50)
Net effect of foreign exchange rate changes on cash and cash equivalents	8
Net cash outflows	(131)

New Standards, Interpretations and Amendments

Summary of Revisions of Prior Financial Statements

Consolidated balance sheet/Consolidated statement of changes in equity

	December 31, 2024			December 31, 2023			January 1, 2023
	As reported	Reclassification	As revised	As reported	Reclassification	As revised	As reported	Reclassification	As revised
Retained earnings	33,901	(4,659)	29,242	22,020	(3,047)	18,973	18,799	(1,722)	17,077
Other comprehensive loss	(43,892)	4,659	(39,233)	(42,212)	3,047	(39,165)	(35,482)	1,722	(33,760)

Consolidated income statements

	December 31, 2024			December 31, 2023
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
Other expenses – net	7,794	2,149	9,943	4,217	1,767	5,984
Income before income tax from continuing operations	42,693	(2,149)	40,544	36,477	(1,767)	34,710
Provision for income tax	10,138	(537)	9,601	9,612	(442)	9,170
Net income from continuing operations/Net income	32,555	(1,612)	30,943	26,865	(1,325)	25,540
Net income attributable to equity holders of PLDT	32,307	(1,612)	30,695	26,614	(1,325)	25,289
Earnings per share attributable to common equity holders of PLDT (Basic/Diluted)	149.26	(7.46)	141.80	122.91	(6.14)	116.77
Earnings per share from continuing operations attributable to common equity holders of PLDT (Basic/Diluted)	149.26	(7.46)	141.80	123.10	(6.14)	116.96

Consolidated statements of comprehensive income

	December 31, 2024			December 31, 2023
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
Foreign currency translation differences of subsidiaries	81	(174)	(93)	(23)	(131)	(154)
Net transactions on cash flow hedges:	(1,547)	1,786	239	(1,256)	1,456	200
Net fair value losses on cash flow hedges	(2,063)	2,382	319	(1,674)	1,941	267
Income tax related to fair value adjustments charged directly to equity	516	(596)	(80)	418	(485)	(67)

Net other comprehensive loss to be reclassified to profit or loss in subsequent years	(1,466)	1,612	146	(1,279)	1,325	46

Total other comprehensive income (loss) – net of tax	(1,740)	1,612	(128)	(6,745)	1,325	(5,420)